Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Feb. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock outstanding		41,970,915
preferred stock, shares authorized		10,000,000
Preferred stock price per share (in Dollars per share)		$ 0.0001
Equity purchased shares	2,000,000
Purchase price per share (in Dollars per share)	$ 10
Aggregate purchase price (in Dollars)	$ 20
Redeemable convertible preferred stock, description		The redeemable convertible preferred stock would be redeemable for an amount in cash equal to the greater of $15 per share (the “Required Price”), or $10 per share of redeemable convertible preferred stock plus 18% interest if the Business Combination did not occur (defined in the agreement as the “Required Return”), other than as a result of LIVK’s failure to negotiate in good faith or failure to satisfy or perform any of its obligations under the merger agreement.
Initial public offering [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock, description		the redeemable convertible preferred stock would be convertible into common shares of the Company either on a one to one basis in the event of the closing of the merger agreement, or if the merger agreement were terminated and the Company subsequently consummated an initial public offering, into a number of common shares of the Company equal to the Required Return divided by 0.9, or $16.6667, multiplied by the price at which the shares of voting common stock of the Company are initially priced in such initial public offering.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock authorized		210,000,000	210,000,000
Common stock issued		41,970,915	34,557,480
Common stock outstanding		41,970,915	34,557,480
Per share (in Dollars per share)		$ 0.0001	$ 0.0001
Shares issued			431,682
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			37,538